Goodwill (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
Schedule of Provisional Allocation of Purchase Price to Value of Assets Acquired and Liabilities Assumed

The following table summarizes the provisional allocation of the purchase price to the value of the assets acquired and liabilities assumed at the Acquisition Date:

Purchase Consideration		$4,810,000
Less : Discount value of future payment -finance cost to unwind		(40,840)
		4,769,160
Less: Net Identifiable Net Assets/ (Liabilities) acquired
Non- Current Assets	$1,444
Current Assets	1,694,325
Current Liabilities	(1,712,714)
Non-Controlling Interest	(4,524)
	$(21,469)
Acquired 50.5% equity interest		(10,842)
Provisional Goodwill		$4,780,002